Annual Total Returns [BarChart] - Prospectus-SI Class - Payden Floating Rate Fund - SI Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2014	1.63%
Annual Return 2015	2.10%
Annual Return 2016	6.94%
Annual Return 2017	2.83%
Annual Return 2018	0.57%
Annual Return 2019	8.47%
Annual Return 2020	1.92%